Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash		$ 1,278,953	$ 3,676,382
Accounts receivable, net		15,950,622	31,566,845
Prepayments		18,392,024	17,261,010
Other receivables		372,242	184,942
Loans receivable	[1]	28,171,455	29,156,394
Total current assets		66,815,839	83,841,763
NON-CURRENT ASSET
Property and equipment, net		1,328,427	1,462,795
Deferred tax assets		1,510,011	105,845
Deposits		1,047,450	834,307
Goodwill		41,092,847	41,109,592
Total non-current asset		44,978,735	43,512,539
Total assets		111,794,574	127,354,302
CURRENT LIABILITIES:
Short-term bank borrowings		5,958,080	6,809,651
Accounts payable		8,205,470	18,431,506
Other payables and accrued liabilities		33,306,049	33,568,108
Tax payable		2,128,662	2,199,851
Current maturities of long-term bank borrowings		108,904	391,178
Current portion of capital lease and financing obligations			9,529
Current maturities of loans from other financial institutions		13,702,060	13,054,470
Total current liabilities		71,147,426	82,676,261
NON-CURRENT LIABILITIES
Long-term bank borrowings		379,924	121,088
Long-term portion of capital lease and financing obligations		133,889
Total non-current liabilities		513,813	121,088
Total liabilities		71,661,239	82,797,349
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 37,496,322 and 27,529,372 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively		37,496	27,529
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		45,511,758	41,220,949
Statutory reserves		890,140	890,021
(Accumulated loss) retained earnings		(4,896,710)	4,901,797
Accumulated other comprehensive loss		(562,263)	(1,636,257)
Total shareholders’ equity		40,133,335	44,556,953
Total liabilities and shareholders’ equity		111,794,574	127,354,302
Related Party
CURRENT ASSETS
Amount due from related parties		2,650,543	1,996,190
CURRENT LIABILITIES:
Amount due to related parties		$ 7,738,201	$ 8,211,968

[1]	Loans receivable mainly comprise of interest-free advances to third parties as a result of strategic business cooperation.